Goodwill and Intangible Assets (Schedules for Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Asset
Amortization expense for acquired intangible assets	$ 229	$ 228	$ 236
Expected amortization expense for acquired intangible assets recorded as of balance sheet date
2016	252
2017	226
2018	205
2019	192
2020	183
After 2020	$ 908